Non-Mineral Leases - End Notes (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net	$ 42,269,000,000	$ 45,698,000,000
Co Venturer Member
Short-term Lease Commitment, Amount	31,000,000
Short Term Lease Commitment Lease Not Commenced	18,000,000
Property plant equipment | Co Venturer Member
Property, Plant and Equipment, Net	335,000,000
Finance Lease, Liability, Current	$ 56,000,000
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Debt, Current
Finance Lease, Liability, Noncurrent	$ 579,000,000
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-term Debt and Capital Lease Obligations